Debt	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023
Staffing 360 Solutions, Inc. [Member]
Debt [Line Items]
DEBT

NOTE 7 — DEBT

	September 28, 2024	December 30, 2023
Jackson Investment Group – related party	$10,116	$10,116
Redeemable Series H Preferred Stock	9,700	9,000
Total Debt, Gross	19,816	19,116
Less: Debt Discount and Deferred Financing Costs, Net	(187)	(663)
Total Debt, Net	19,629	18,453
Less: Non-Current Portion – Related Party	—	—
Less: Non-Current Portion	—	—
Total Current Debt, Net	$19,629	$18,453

Jackson Notes

On August 30, 2023, the Company and the guarantor parties thereto (together with the Company, the “Obligors”) entered into that certain First Omnibus Amendment and Reaffirmation Agreement to the Note Documents (the “First Omnibus Amendment Agreement”) with Jackson, which First Omnibus Amendment Agreement, among other things: (i) amends the Third A&R Agreement, (ii) provided for the issuance of a new 12% Senior Secured Promissory Note due October 14, 2024 (the “2023 Jackson Note” and together with the 2022 Jackson Note, the “Jackson Notes”) to Jackson, and (iii) joins certain subsidiaries of the Company to (a) that certain Amended and Restated Pledge Agreement, dated as of September 15, 2017 (as amended by the First Omnibus Amendment Agreement, the “Pledge Agreement”) and (b) that certain Amended and Restated Security Agreement, dated as of September 15, 2017 (as amended by the Amendment Agreement, the “Security Agreement”), as either subsidiary guarantors or pledgors (as applicable) and amends certain terms and conditions of each of the Pledge Agreement and the Security Agreement.

Pursuant to the First Omnibus Amendment Agreement, interest on the 2022 Jackson Note, evidencing the obligations of the Obligors under the Third A&R Agreement and executed by the Company in favor of Jackson, shall be paid in cash and continue to accrue at a rate per annum equal to 12% until the principal amount of the 2022 Jackson Note has been paid in full. If the Company has not repaid in cash at least 50% of the outstanding principal balance of the 2022 Jackson Note as of the date of the First Omnibus Amendment Agreement or on or before October 27, 2023, then interest on the outstanding principal balance of the 2022 Jackson Note will accrue at 16% per annum until the 2022

Jackson Note is repaid in full. All accrued and unpaid interest on the outstanding principal of the 2022 Jackson Note shall be due and payable in arrears in cash on a monthly basis; provided that (i) the interest payment that would be due on September 1, 2023 shall instead be due December 1, 2023 and (ii) the amount of each such deferred interest payment shall be added to the principal amount of the 2022 Jackson Note. Notwithstanding the foregoing, the amount necessary to satisfy such accrued but unpaid interest on the 2022 Jackson Note as of the date of the First Omnibus Amendment was retained by Jackson from the aggregate purchase price of the 2023 Jackson Note, along with certain out-of-pocket fees and expenses, including reasonable attorney’s fees, incurred by Jackson in connection with the First Omnibus Amendment Agreement, the 2023 Jackson Note and related documents thereto.

In addition, pursuant to the terms of the Third A&R Agreement, as amended by the First Omnibus Amendment Agreement, until all principal interest and fees due pursuant to the Third A&R Agreement and the Jackson Note are paid in full by the Company and are no longer outstanding, Jackson shall have a first call over 50% of the net proceeds from all common stock equity raises the Company conducts, which shall be used to pay down any outstanding obligations due pursuant to the Note Documents. The 2022 Jackson Note continues to be secured by substantially all of the Company and its subsidiaries’ assets as a second lien holder to MidCap in the United States, pursuant to the Credit and Security Agreement.

On September 18, 2024, the Company entered into a Second Omnibus Amendment and Reaffirmation Agreement to the Note Documents (the “Amendment Agreement”) with Jackson and the guarantors party thereto, which such Amendment Agreement amount other things: (i) extends the maturity date of the earlier of (a) January 13, 2025, or (b) the date of the acceleration of the maturity of any of the Jackson Notes and (ii) extends the maturity date of the Jackson Notes to January 13, 2025.

Redeemable Series H Preferred Stock

On May 18, 2022, the Company entered into a Headway purchase agreement with Headway (the “Headway Purchase Agreement”). Consideration for the purchase of 100% of Headway was the issuance of an aggregate of 9,000,000 shares of Series H Convertible Preferred Stock (the “Series H Preferred Stock”). Each share of Series H Preferred Stock shall have a par value of $0.00001 per share and a stated value equal to $1.00 and is convertible at any time into an aggregate of 350,000 shares of common stock. This is determined by dividing the stated value of such share of Preferred Stock by the conversion price. The conversion price equals $25.714. Holders of Series H Preferred Stock are entitled to quarterly cash dividends at a per annum rate of 12%. The shares of the Series H Preferred Stock may be redeemed by the Company through a cash payment at a per share equal to the stated value, plus all accrued but unpaid dividends, at any time. On May 18, 2025, the Company shall redeem all the shares of the Series H Preferred Stock. The redemption price represents the number of shares of the Preferred Stock (9,000,000), plus all accrued but unpaid dividends, multiplied by the Stated Value ($1). On May 18, 2022, the Company paid $14 towards the Series H Preferred Stock balance. As of September 28, 2024 the redemption price was $9,700.

In accordance with ASC 480-10-15-3, the agreement includes certain rights and options including: redemption, dividend, voting, and conversion which have characteristics akin to liability and equity. The Series H Preferred Stock is redeemable and has a defined maturity date upon the third anniversary of the original issue date. As such and based on the authoritative guidance, the Series H Preferred Stock meets the definition of a debt instrument. The Company obtained a third-party valuation report to calculate the fair value of Series H Preferred Stock. As of May 18, 2022, the fair value of the Redemption Price was calculated as $8,265 utilizing the CRR Binomial Lattice model. The difference in fair value was $735 is accounted as a deferred financing charge and will be amortized over the life of the term. The quarterly dividends will be reflected as interest expense.

On July 31, 2023, the Company, Chapel Hill Partners, L.P. (“Chapel Hill”) and Jean-Pierre Sakey (“Sakey”) entered into an agreement in connection with the Headway Purchase Agreement.

Pursuant to the agreement, if on or prior to September 30, 2023, the Company does not redeem the Series H Preferred Stock and remit the Contingent Payment (as defined in the Headway Purchase Agreement), then the Company shall make the Contingent Payment in the amount of $5,000, as set forth in the Purchase Agreement, in five equal installments of $1,000 each, less $134 per installment to be paid to third-parties to satisfy existing incentives and fees due, with such fees and incentive payments to be allocated at the discretion of Chapel Hill and Sakey (the “Contingent Payment Installments”), with such Contingent Payment Installments to be made on or before December 31, 2023, March 31, 2024, June 30, 2024, September 30, 2024 and December 31, 2024 (each such date, a “Contingent Installment Payment Date”). On each Contingent Installment Payment Date, the Company shall additionally redeem 100,000 shares of Series H Preferred Stock at a price per share equal to $0.0000001 per share. The contingent payments due on December 31, 2023, March 31, 2024, June 30, 2024 and September 30, 2024 were not paid.

Pursuant to the Letter Agreement, the Company also had no obligation to pay the Preferred Dividend (as defined in the Certificate of Designation of Preferences, Rights and Limitations of Series H Convertible Preferred Stock, as amended) on June 30, 2023, September 30, 2023 and December 31, 2023.

NOTE 11 — DEBT

	December 30, 2023	December 31, 2022
Jackson Investment Group – related party	$10,116	$9,016
Redeemable Series H Preferred Stock	9,000	9,000
Total Debt, Gross	19,116	18,016
Less: Debt Discount and Deferred Financing Costs, Net	(663)	(962)
Total Debt, Net	18,453	17,054
Less: Non-Current Portion – Related Party	—	(8,661)
Less: Non-Current Portion	—	(8,393)
Total Current Debt, Net	$18,453	$—

Jackson Notes

The entire outstanding principal balance of the Second Amended and Restated Note Purchase Agreement was due and payable on September 30, 2022. On October 27, 2022, the Company entered into the Third Amended and Restated Note Purchase Agreement with Jackson, which amended and restated the Second Amended Note Purchase Agreement, dated October 26, 2020, as amended, and issued to Jackson the Jackson Note, with a remaining outstanding principal balance of approximately $9.0 million.

In connection with the amendment and restatement, the Company paid Jackson an amendment fee of $39. The Company accounted for the Third Amended Note Purchase Agreement as a modification of the debt. Accordingly, fees totaling $39 paid to Jackson as well issuance of 100,000 common stock shares valued at $257, issuance of 24,332 five year warrants with a strike price of $3.06 expiring October 27, 2027 and the modification of 15,093 warrants from a strike price of $60.00 to $3.06 and the extension of the warrant expiration date of January 26, 2026 to October 27, 2027, resulting in a fair value adjustment of $29, were all recorded as additional debt discount which will be amortized over the term of the 2022 Jackson Note using the effective interest method.

Under the terms of the Third Amended and Restated Note Purchase Agreement and Jackson Notes, the Company is required to pay interest on the Jackson Notes at a per annum rate of 12% and in the event the Company has not repaid in cash at least 50% of the outstanding principal balance of the Jackson Notes by October 27, 2023, then interest on the outstanding principal balance of the Jackson Notes shall continue to accrue at 16% per annum of the outstanding principal balance of the Jackson Note until the Jackson Note is repaid in full. The Third Amended and Restated Note Purchase Agreement also extends the maturity date of the Jackson Notes from October 28, 2022 to October 14, 2024.

On June 30, 2023, the Company and Jackson entered into an amendment (“Amendment No. 1”) to the 2022 Jackson Note to amend the interest payment dates of September 30, 2023, August 1, 2023, and September 1, 2023 to October 1, 2023, November 1, 2023 and December 1, 2023, respectively.

On August 30, 2023, the Company and the guarantor parties thereto (together with the Company, the “Obligors”) entered into that certain First Omnibus Amendment and Reaffirmation Agreement to the Note Documents (the “First Omnibus Amendment Agreement”) with Jackson, which First Omnibus Amendment Agreement, among other things: (i) amends the Third A&R Agreement, (ii) provided for the issuance of a new 12% Senior Secured Promissory Note due October 14, 2024 (the “2023 Jackson Note” and together with the 2022 Jackson Note, the “Jackson Notes”) to Jackson, and (iii) joins certain subsidiaries of the Company to (a) that certain Amended and Restated Pledge Agreement, dated as of September 15, 2017 (as amended by the First Omnibus Amendment Agreement, the “Pledge Agreement”) and (b) that certain Amended and Restated Security Agreement, dated as of September 15, 2017 (as amended by the Amendment Agreement, the “Security Agreement”), as either subsidiary guarantors or pledgors (as applicable) and amends certain terms and conditions of each of the Pledge Agreement and the Security Agreement.

Pursuant to the First Omnibus Amendment Agreement, interest on the 2022 Jackson Note, evidencing the obligations of the Obligors under the Third A&R Agreement and executed by the Company in favor of Jackson, shall be paid in cash and continue to accrue at a rate per annum equal to 12% until the principal amount of the 2022 Jackson Note has been paid in full. In the event that Company has not repaid in cash at least 50% of the outstanding principal balance of the 2022 Jackson Note as of the date of the First Omnibus Amendment Agreement or on or before October 27, 2023, then interest on the outstanding principal balance of the 2022 Jackson Note will accrue at 16% per annum until the 2022 Jackson Note is repaid in full. All accrued and unpaid interest on the outstanding principal of the 2022 Jackson Note shall be due and payable in arrears in cash on a monthly basis; provided that (i) the interest payment that would be due on September 1, 2023 shall instead be due December 1, 2023 and (ii) the amount of each such deferred interest payment shall be added to the principal amount of the 2022 Jackson Note. Notwithstanding the foregoing, the amount necessary to satisfy such accrued but unpaid interest on the 2022 Jackson Note as of the date of the First Omnibus Amendment was retained by Jackson from the aggregate purchase price of the 2023 Jackson Note, along with certain out-of-pocket fees and expenses, including reasonable attorney’s fees, incurred by Jackson in connection with the First Omnibus Amendment Agreement, the 2023 Jackson Note and related documents thereto.

In addition, pursuant to the terms of the Third Amended and Restated Note Purchase Agreement, until all principal interest and fees due pursuant to the Third Amended and Restated Note Purchase Agreement and the Jackson Notes are paid in full by the Company and are no longer outstanding, Jackson shall have a first call over 50% of the net proceeds from all common stock equity raises the Company conducts, which shall be used to pay down any outstanding obligations due pursuant to the Note Documents. The Jackson Notes continues to be secured by substantially all of the Company and its subsidiaries’ assets as a second lien holder to Midcap in the US, pursuant to the Amended and Restated Security Agreement with Jackson, dated September 15, 2017, as amended, and as further amended by the Omnibus Agreement on October 27, 2022.

Redeemable Series H Preferred Stock

On May 18, 2022, the Company entered into a stock purchase agreement with Headway. Consideration for the Purchase of 100% of Headway was the issuance of an aggregate of 9,000,000 shares of Series H Preferred Stock. Each share of Series H Preferred Stock shall have a par value of $0.00001 per share and a stated value equal to $1.00 and is convertible at any time into an aggregate of 350,000 shares of common stock. This is determined by dividing the stated value of such share of Preferred Stock by the conversion price. The conversion price equals $25.714. Holders of Series H Preferred Stock are entitled to quarterly cash dividends at a per annum rate of 12%. The shares of the Series H Preferred Stock may be redeemed by the Company through a cash payment at a per share equal to the stated value, plus all accrued but unpaid dividends, at any time. On May 18, 2025, the Company shall redeem all of the shares of the Series H Preferred Stock. The redemption price represents the number of shares of the Preferred Stock (9,000,000), plus all accrued but unpaid dividends, multiplied by the Stated Value ($1). On May 18, 2022, the Company paid $14 towards the Series H Preferred Stock balance. As of December 31, 2022 the redemption price was $9,000.

In accordance with ASC 480-10-15-3, the agreement includes certain rights and options including: redemption, dividend, voting, and conversion which have characteristics akin to liability and equity. The Series H Preferred Stock is redeemable and has a defined maturity date upon the third anniversary of the original issue date. As such and based on the authoritative guidance, the Series H Preferred Stock meets the definition of a debt instrument. The Company obtained a third-party valuation report to calculate the fair value of Series H Preferred Stock. As of May 18, 2022, the fair value of the Redemption Price was calculated as $8,265 utilizing the CRR Binomial Lattice model. The difference in fair value was $735 is accounted as a deferred financing charge and will be amortized over the life of the term. The quarterly dividends will be reflected as interest expense.

On July 31, 2023, the Company, Chapel Hill Partners, L.P. (“Chapel Hill”) and Jean-Pierre Sakey (“Sakey”) entered into an agreement in connection with the Headway Purchase Agreement.

Pursuant to the agreement, if on or prior to September 30, 2023, the Company pays an aggregate of $11,340 (the “Agreed Amount”) to the holders of the Series H Preferred Stock and Chapel Hill for the redemption of the 9,000,000 shares of Series H Preferred Stock issued and outstanding with the remaining amount to be paid to Chapel Hill, less $525 to be paid to third-parties to satisfy existing incentives and fees due, with such fees and incentive payments to be allocated at the discretion of Chapel Hill and Sakey, then the Company’s obligation to redeem the Series H Preferred Stock pursuant to the Purchase Agreement and Certificate of Designation of Preferences, Rights and Limitations of Series H Convertible Preferred Stock, as amended (the “Series H COD”), shall be deemed satisfied, and the contingent liabilities, covenants and indemnification obligations of the Company pursuant to the Purchase Agreement shall be extinguished and of no further force and effect.

Pursuant to the agreement, if on or prior to September 30, 2023, the Company does not redeem the Series H Preferred Stock and remit the Contingent Payment (as defined in the Headway Purchase Agreement), then the Company shall make the Contingent Payment in the amount of $5,000, as set forth in the Purchase Agreement, in five equal installments of $1,000 each, less $134 per installment to be paid to third-parties to satisfy existing incentives and fees due, with such fees and incentive payments to be allocated at the discretion of Chapel Hill and Sakey (the “Contingent Payment Installments”), with such Contingent Payment Installments to be made on or before December 31, 2023, March 31, 2024, June 30, 2024, September 30, 2024 and December 31, 2024 (each such date, a “Contingent Installment Payment Date”). On each Contingent Installment Payment Date, the Company shall additionally redeem 100,000 shares of Series H Preferred Stock at a price per share equal to $0.0000001 per share. The contingent payments due on December 31, 2023 and March 31, 2023 were not paid.

Pursuant to the Letter Agreement, the Company shall also have no obligation to pay the Preferred Dividend (as defined in the Series H COD) on June 30, 2023, September 30, 2023 and December 31, 2023.